7. OTHER CURRENT LIABILITIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Legal Settlement Liabilities Details Narrative
Other current liabilities	$ 2,268,999
Common stock acquired, shares	756,333
Common stock acquired, share price	$ 3.00